Real Estate Properties under Development, Net	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
Real Estate Properties under Development, Net
3.	Real Estate Properties under Development, Net
The following summarizes the components of current portion of real estate properties under development as at December 31, 2020, 2021, 2022, 2023 and 2024:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Construction in progress	9,636	76,029	—	—	—
Land use right	112,057	114,535	—	—	—
Less: Impairment	—	(22,695)	—	—	—

Net book value	$121,693	$167,869	$—	$—	$—

The following summarizes the components of
non-current
portion of real estate properties under development
as
at December 31, 2020, 2021, 2022, 2023 and 2024:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Building at cost	$31,678	$30,316	$27,820	$27,353	$26,947
Less: accumulated depreciation	(16,065)	(16,418)	(15,050)	(14,795)	(14,568)

	15,613	13,898	12,770	12,558	12,379

Construction in progress	92,533	89,170	87,182	94,482	106,820
Land use right	82,346	81,535	74,740	73,474	72,350

Net book value	$190,492	$184,603	$174,692	$180,514	$191,549

Real estate properties under development of $95.4 million, $87.5 million, $86.0 million and $84.7 million (2020: $147.5 million) have been pledged to banks to obtain loan facilities as at December 31, 2021, 2022, 2023 and 2024 (See Note 9).
Included in construction in progress were capitalized debt issuance costs amounting to $1,920, $1,920, $1,920
a
n
d
 $1,920 (2020: $1,754) at December 31, 2021, 2022, 2023 and 2024 respectively
,
and interest for bank loans amounting to $16,625, $22,369, $27,762
a
n
d
 $32,487 (2020: $10,866)
a
s
 at December 31, 2021, 2022, 2023 and 2024 respectively.
The Company leased its buildings to third parties with the carrying amount as shown below:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Buildings at cost	$31,678	30,316	27,820	27,353	26,947
Less: accumulated depreciation	(16,065)	(16,418)	(15,050)	(14,795)	(14,568)

Buildings, net	$15,613	13,898	12,770	12,558	12,379

In 2021, 2022, 2023 and 2024,

$nil (2020: $53.7 million) was transferred to real estate properties held for sales
-
type lease from real estate properties under development, and by the end of 2021, 2022, 2023 and 2024, $14.7 million, $0.3 million, $1.0 million and $1.8 million

(2020:$23.7 million) was recognized as cost of sales due to the delivery of Towers 1, 2, 8, 9 and 10 of Nam Tai Inno Park. Real estate properties held for sales
-
type lease of $nil (2020: $29.4 million) have been pledged to banks to obtain loan facilities (See Note 9).
In 2021,

2022, 2023 and 2024, a total of $nil, $154.5 million, $0.6 million and $0.004 million (2020:
$
nil) was transferred to real estate properties held for sale from real estate properties under development and by the end of 2021, 2022, 2023 and 2024, $nil, $20.8 million, $68.5 million and $5.8 million

(2020:
$
nil) was recognized as cost of sales due to the delivery of Nam Tai
 •
Longxi. Real estate properties held for sale of $nil, $nil, $nil, and $3.8 million as at December 31, 2021, 2022, 2023 and 2024 (2020:
$
nil)
have been pledged to banks to obtain loan facilities (See Note 9).
In 2021, 2022, 2023 and 2024, a total of $62.9
million, $nil,
$nil and $nil
(2020:
$92.8
million) (See Note 5) was transferred to real estate properties held for lease from real estate properties under development.